PARENT-ONLY FINANCIALS - Condensed Statements of Operations (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
General and administrative expenses	$ (1,385,580)			$ (2,701,921)			$ (4,832,658)	$ (7,102,107)	$ (9,525,408)	$ (5,905,579)
Change in fair value of derivative liabilities	30,557			3,536,859			1,641,650	5,185,309	6,951,482	(1,710,415)
Issuance cost incurred for issuing series A convertible preferred stock				(821,892)			0	(821,892)	(821,892)	0
Net loss	(986,269)	$ (1,179,804)	$ 243,920	(132,121)	$ (121,925)	$ (7,370,636)	(1,922,153)	(7,624,682)	2,621,747	(12,662,639)
Foreign currency translation adjustment	328,208	$ (719,920)	$ (785,653)	70,638	$ (3,608)	$ (18,572)	(1,177,365)	48,458	64,470	(314,669)
Comprehensive loss attributable to stockholders	$ (658,061)			$ (61,483)			$ (3,099,518)	$ (7,576,224)	2,686,217	(12,977,308)
Parent Company [Member]
General and administrative expenses									(2,339,378)	(2,070,303)
Other Income, net									16,189	582
Change in fair value of derivative liabilities									6,951,482	(1,710,415)
Issuance cost incurred for issuing series A convertible preferred stock									(821,892)	0
Equity of losses in subsidiaries									(4,343,025)	(6,579,922)
Net loss									(536,624)	(10,360,058)
Foreign currency translation adjustment									80,321	(331,193)
Comprehensive loss attributable to stockholders									$ (456,303)	$ (10,691,251)